Equity (Details) - USD ($)		6 Months Ended
	Apr. 12, 2024	Mar. 31, 2025	Sep. 30, 2024	Apr. 30, 2024	Sep. 30, 2023
Equity [Line Items]
Reverse stock split	1-for-40	1-for-40
Net profits after income tax rate		10.00%
Statutory reserve percentage		50.00%
Restricted net assets (in Dollars)		$ 33,418,613	$ 28,659,554
Warrant shares					8,498,125
Exchange warrants					4
Preferred shares				134,000
Shares of public offering		3,000,000
Exercised warrants		5,389,126
Warrant [Member]
Equity [Line Items]
Exchange warrants		26,093,088
Purchase of ordinary share					33,992,500
Ordinary share price (in Dollars per share)					$ 1.13
Cashless shares		26,093,088
Warrants exchange				197,941
Exercise price (in Dollars)		$ 1.7819
Ordinary Shares [Member]
Equity [Line Items]
Warrant shares		3,000,000
Hengmao [Member]
Equity [Line Items]
Noncontrolling interest rate		19.13%
Cenbird E-Motorcycle [Member]
Equity [Line Items]
Noncontrolling interest rate		49.00%
Changzhou Higgs [Member]
Equity [Line Items]
Noncontrolling interest rate		40.00%